Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension [member] | Benefit obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, %	3.65%	4.25%	4.35%
Rate of increase in compensation levels, %	5.00%	5.00%	5.00%
Life expectancy at 65 for a male member currently at age 65	20.7	21.8	21.7
Life expectancy at 65 for a female member currently at age 65	22.7	24.0	23.9
Pension [member] | Benefit expense [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, %	4.25%	4.35%	4.00%
Rate of increase in compensation levels, %	5.00%	5.00%	5.00%
Life expectancy at 65 for a male member currently at age 65	21.8	21.7	21.6
Life expectancy at 65 for a female member currently at age 65	24.0	23.9	23.8
Other [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - year reaches ultimate trend rate	2037	2037	2027
Other [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	5.60%	5.70%	5.80%
Other [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	4.50%	4.50%	4.50%
Other [member] | Benefit obligations [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, %	3.65%	4.40%	4.45%
Medical cost trend rate - year reaches ultimate trend rate	2037	2037	2037
Life expectancy at 65 for a male member currently at age 65	20.0	21.1	21.0
Life expectancy at 65 for a female member currently at age 65	22.4	23.7	23.6
Other [member] | Benefit obligations [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	5.60%	5.70%	5.80%
Other [member] | Benefit obligations [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	4.50%	4.50%	4.50%
Other [member] | Benefit expense [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, %	4.40%	4.45%	4.00%
Medical cost trend rate - year reaches ultimate trend rate	2037	2037	2027
Life expectancy at 65 for a male member currently at age 65	21.1	21.0	21.6
Life expectancy at 65 for a female member currently at age 65	23.7	23.6	23.8
Other [member] | Benefit expense [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	5.70%	5.80%	6.90%
Other [member] | Benefit expense [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	4.50%	4.50%	4.50%